Loans TDR Modifications (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 contracts
Financing Receivable, Modifications [Line Items]
PrincipalForgivenessRestructuringImpact	$ 14
Financing Receivable, Amount Restructured During Period, Rate Mod and/or Term Extension	81	[1]
Financing Receivable, Amount Restructured During Period, Other Concessions Granted	458	[2]
Financing Receivable, Amount Restructured During Period, Term Extension and/or Other Concessions Granted	220
total modifications	759
Financing Receivable, Restructured During Period, Number Of Contracts	6,111
Financing Receivable, Restructured, Payment Default During Peiriod, Number of Contracts	886
Financing Receivable, Restructured, Payment Default During Period, Amortized Cost at Default	136
Commercial Portfolio Segment [Member] | Commercial and Industrial [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Amount Restructured During Period, Rate Mod and/or Term Extension	26	[1]
Financing Receivable, Amount Restructured During Period, Other Concessions Granted	28	[2]
Financing Receivable, Amount Restructured During Period, Term Extension and/or Other Concessions Granted	47
total modifications	101
Financing Receivable, Restructured During Period, Number Of Contracts	466
Financing Receivable, Restructured, Payment Default During Peiriod, Number of Contracts	51
Financing Receivable, Restructured, Payment Default During Period, Amortized Cost at Default	10
Commercial Portfolio Segment [Member] | Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Amount Restructured During Period, Rate Mod and/or Term Extension	35	[1]
Financing Receivable, Amount Restructured During Period, Other Concessions Granted	25	[2]
Financing Receivable, Amount Restructured During Period, Term Extension and/or Other Concessions Granted	14
total modifications	74
Financing Receivable, Restructured During Period, Number Of Contracts	40
Financing Receivable, Restructured, Payment Default During Peiriod, Number of Contracts	10
Financing Receivable, Restructured, Payment Default During Period, Amortized Cost at Default	17
Commercial Portfolio Segment [Member] | Commercial Construction [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Amount Restructured During Period, Rate Mod and/or Term Extension	20	[1]
Financing Receivable, Amount Restructured During Period, Other Concessions Granted	8	[2]
Financing Receivable, Amount Restructured During Period, Term Extension and/or Other Concessions Granted	77
total modifications	105
Financing Receivable, Restructured During Period, Number Of Contracts	49
Financing Receivable, Restructured, Payment Default During Peiriod, Number of Contracts	23
Financing Receivable, Restructured, Payment Default During Period, Amortized Cost at Default	15
Residential Portfolio Segment [Member] | Residential Nonguaranteed [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Amount Restructured During Period, Rate Mod and/or Term Extension	0	[1]
Financing Receivable, Amount Restructured During Period, Other Concessions Granted	238	[2]
Financing Receivable, Amount Restructured During Period, Term Extension and/or Other Concessions Granted	26
total modifications	264
Financing Receivable, Restructured During Period, Number Of Contracts	1,018
Financing Receivable, Restructured, Payment Default During Peiriod, Number of Contracts	271
Financing Receivable, Restructured, Payment Default During Period, Amortized Cost at Default	75
Residential Portfolio Segment [Member] | Home Equity [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Amount Restructured During Period, Rate Mod and/or Term Extension	0	[1]
Financing Receivable, Amount Restructured During Period, Other Concessions Granted	130	[2]
Financing Receivable, Amount Restructured During Period, Term Extension and/or Other Concessions Granted	6
total modifications	136
Financing Receivable, Restructured During Period, Number Of Contracts	1,701
Financing Receivable, Restructured, Payment Default During Peiriod, Number of Contracts	127
Financing Receivable, Restructured, Payment Default During Period, Amortized Cost at Default	13
Residential Portfolio Segment [Member] | Residential Construction [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Amount Restructured During Period, Rate Mod and/or Term Extension	0	[1]
Financing Receivable, Amount Restructured During Period, Other Concessions Granted	16	[2]
Financing Receivable, Amount Restructured During Period, Term Extension and/or Other Concessions Granted	46
total modifications	62
Financing Receivable, Restructured During Period, Number Of Contracts	421
Financing Receivable, Restructured, Payment Default During Peiriod, Number of Contracts	25
Financing Receivable, Restructured, Payment Default During Period, Amortized Cost at Default	3
Consumer Portfolio Segment [Member] | Consumer Other Direct [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Amount Restructured During Period, Rate Mod and/or Term Extension	0	[1]
Financing Receivable, Amount Restructured During Period, Other Concessions Granted	0	[2]
Financing Receivable, Amount Restructured During Period, Term Extension and/or Other Concessions Granted	4
total modifications	4
Financing Receivable, Restructured During Period, Number Of Contracts	80
Financing Receivable, Restructured, Payment Default During Peiriod, Number of Contracts	2
Financing Receivable, Restructured, Payment Default During Period, Amortized Cost at Default	0
Consumer Portfolio Segment [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Amount Restructured During Period, Rate Mod and/or Term Extension	0	[1]
Financing Receivable, Amount Restructured During Period, Other Concessions Granted	13	[2]
Financing Receivable, Amount Restructured During Period, Term Extension and/or Other Concessions Granted	0
total modifications	13
Financing Receivable, Restructured During Period, Number Of Contracts	2,336
Financing Receivable, Restructured, Payment Default During Peiriod, Number of Contracts	377
Financing Receivable, Restructured, Payment Default During Period, Amortized Cost at Default	$ 3

[1]	Restructured loans which had forgiveness of amounts contractually due under the terms of the loan typically have had multiple concessions including rate modifications and/or term extensions. The total amount of charge-offs associated with principal forgiveness for the Commercial segment during the year ended December 31, 2011 was $14 million, substantially all of which related to Commercial construction. There was no principal forgiveness for Residential or Consumer loans during the year ended December 31, 2011.
[2]	Restructured loans which had a modification of the loan's contractual interest rate may also have had an extension of the loan's contractual maturity date and/or other concessions. The financial effect of modifying the interest rate on the loans modified as a TDR was immaterial to the financial statements during the year ended December 31, 2011.